Parent Company Condensed Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Condensed Financial Information

NOTE 22. PARENT COMPANY CONDENSED FINANCIAL INFORMATION

The following condensed financial statements summarize the financial position of S&T Bancorp, Inc. as of December 31, 2013 and 2012 and the results of its operations and cash flows for each of the three years ended December 31, 2013, 2012 and 2011.

BALANCE SHEETS

	December 31,
(dollars in thousands)	2013	2012
ASSETS
Cash	$14,852	$12,202
Investments in:
Bank subsidiary	553,825	523,664
Nonbank subsidiaries	19,561	19,934
Other assets	4,441	3,129

Total Assets	$592,679	$558,929

LIABILITIES
Long-term debt	$20,619	$20,619
Other liabilities	754	888

Total Liabilities	21,373	21,507

Total Shareholders’ Equity	571,306	537,422

Total Liabilities and Shareholders’ Equity	$592,679	$558,929

STATEMENTS OF NET INCOME

	Years Ended December 31,
(dollars in thousands)	2013	2012	2011
Dividends from subsidiaries	$24,087	$35,603	$23,029
Investment income	15	17	121
Interest expense on long-term debt	769	808	777
Other expenses	2,579	1,800	1,091

Income before Equity in Undistributed Net Income of Subsidiaries	20,754	33,012	21,282

Equity in undistributed net income (distribution in excess of net income) of:
Bank subsidiary	29,926	1,371	25,590
Nonbank subsidiaries	(141)	(183)	392

Net Income	$50,539	$34,200	$47,264

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(dollars in thousands)	2013	2012	2011
OPERATING ACTIVITIES
Net Income	$50,539	$34,200	$47,264
Equity in (undistributed net income) distribution in excess of net income of subsidiaries	(29,785)	(1,188)	(25,982)
Tax (benefit) expense from stock-based compensation	(96)	30	66
Other	121	1,023	10,145

Net Cash Provided by Operating Activities	20,779	34,065	31,493

INVESTING ACTIVITIES
Net investments in subsidiaries	—	(5,035)	—
Acquisitions	—	(14,123)	—

Net Cash Used in Investing Activities	—	(19,158)	—

FINANCING ACTIVITIES
Redemption of preferred stock	—	—	(108,676)
(Purchase) Sale of treasury shares, net	(88)	998	1,946
Preferred stock dividends	—	—	(5,072)
Cash dividends paid to common shareholders	(18,137)	(17,357)	(16,830)
Tax benefit (expense) from stock-based compensation	96	(30)	(66)

Net Cash Used in Financing Activities	(18,129)	(16,389)	(128,698)
Net increase (decrease) in cash	2,650	(1,482)	(97,205)
Cash at beginning of year	12,202	13,684	110,889

Cash at End of Year	$14,852	$12,202	$13,684